UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022

13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125

Signature, Place and Date of Signing:

/s/ Ranjan Tandon                  New York, NY                November 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $ 297,991
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number                 Name

1.            28-10574                             Libra Associates, LLC

2.            28-10573                             Libra Fund, L.P.
--            ----------------------               ----------------------------

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2005
COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6      COLUMN 7      COLUMN 8

                               TITLE                          VALUE    SHRS OR   SH/ PUT/ INVESTMT       OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL DSCRETN        MGRS   SOLE     SHARED NONE
--------------                 --------          -----       --------  -------   --- ---- -------        ----   ----     ------ ----
99 CENTS ONLY STORES           COM               65440K106       375      40,500 SH       Shared-Defined  1,2      40,500
ANOORAQ RES CORP               COM               03633E108     1,226   1,500,000 SH       Shared-Defined  1,2   1,500,000
APEX SILVER MINES LTD          ORD               G04074103     5,786     368,300 SH       Shared-Defined  1,2     368,300
AMERICAN BANK NOTE HOLOGRAPH   COM               24377103     11,880   2,156,000 SH       Shared-Defined  1,2   2,156,000
ARMOR HOLDINGS INC             COM               042260109     8,602     200,000 SH       Shared-Defined  1,2     200,000
AUSTRAL PAC ENERGY LTD         COM               052526100       295     100,000 SH       Shared-Defined  1,2     100,000
BARRICK GOLD CORP              COM               067901108     8,570     295,000 SH       Shared-Defined  1,2     295,000
BEMA GOLD CORP                 COM               08135F107       538     200,000 SH       Shared-Defined  1,2     200,000
BEVERLY ENTERPRISES INC        COM NEW           087851309       129      10,500 SH       Shared-Defined  1,2      10,500
BIRCH MTN RES LTD              COM               09066X109     5,393   1,150,000 SH       Shared-Defined  1,2   1,150,000
CAMBIOR INC                    COM               13201L103       745     350,000 SH       Shared-Defined  1,2     350,000
CIT GROUP INC                  COM               125581108     7,685     170,100 SH       Shared-Defined  1,2     170,100
COTT CORP QUE                  COM               22163N106       177      10,000 SH       Shared-Defined  1,2      10,000
CRYSTALLEX INTL CORP           COM               22942F101       658     419,300 SH       Shared-Defined  1,2     419,300
DADE BEHRING HOLDINGS INC      COM               23342J206     8,058     219,800 SH       Shared-Defined  1,2     219,800
DATAWATCH CORP                 COM NEW           237917208        56      16,000 SH       Shared-Defined  1,2      16,000
DESERT SUN MNG CORP            COM               25043V107     4,129   2,294,000 SH       Shared-Defined  1,2   2,294,000
DUN & BRADSTREET CORP DEL NE   COM               26483E100    24,563     372,900 SH       Shared-Defined  1,2     372,900
ELDORADO GOLD CORP NEW         COM               284902103       142      40,000 SH       Shared-Defined  1,2      40,000
ENTREE GOLD INC                COM               29383G100     2,256   1,367,300 SH       Shared-Defined  1,2   1,367,300
GAMMON LAKE RES INC            COM               364915108    18,572   2,269,500 SH       Shared-Defined  1,2   2,269,500
GLAMIS GOLD LTD                COM               376775102     5,885     266,900 SH       Shared-Defined  1,2     266,900
GOLD RESV INC                  CLA               38068N108       923     395,700 SH       Shared-Defined  1,2     395,700
GOLDCORP INC NEW               COM               380956409     3,702     184,724 SH       Shared-Defined  1,2     184,724
GOLDEN STAR RES LTD CDA        COM               38119T104       167      50,000 SH       Shared-Defined  1,2      50,000
HARMONY GOLD MNG LTD           SPONSORED ADR     413216300     2,010     183,733 SH       Shared-Defined  1,2     183,733
HEARTLAND PARTNERS LP          UT LTD PARTNER    422357103       165      97,200 SH       Shared-Defined  1,2      97,200
HOLLINGER INTL INC             CL A              435569108     3,626     370,000 SH       Shared-Defined  1,2     370,000
HUNTSMAN CORP                  COM               447011107     1,456      74,480 SH       Shared-Defined  1,2      74,480
IMA EXPLORATION INC            COM               449664101     2,917     860,500 SH       Shared-Defined  1,2     860,500
IVANHOE MINES LTD              COM               46579N103     1,534     181,900 SH       Shared-Defined  1,2     181,900
KINROSS GOLD CORP              COM NO PAR        496902404     4,305     560,655 SH       Shared-Defined  1,2     560,655
KITTY HAWK INC                 COM NEW           498326206       395     376,600 SH       Shared-Defined  1,2     376,600
MILLENNIUM CELL INC            COM               60038B105       182      88,980 SH       Shared-Defined  1,2      88,980
MINEFINDERS  LTD               COM               602900102     2,220     454,900 SH       Shared-Defined  1,2     454,900
MIRAMAR MINING CORP            COM               60466E100       626     400,000 SH       Shared-Defined  1,2     400,000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR     607409109    23,741     583,596 SH       Shared-Defined  1,2     583,596
NEVSUN RES LTD                 COM               64156L101       539     256,500 SH       Shared-Defined  1,2     256,500
NEWMONT MINING CORP            COM               651639106    12,146     257,500 SH       Shared-Defined  1,2     257,500
NORTHERN ORION RES INC         COM               665575106    12,354   4,202,530 SH       Shared-Defined  1,2   4,202,530
NOVAGOLD RES INC               COM NEW           66987E206     4,806     600,000 SH       Shared-Defined  1,2     600,000
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR     68370R109    19,170     431,370 SH       Shared-Defined  1,2     431,370
OREZONE RES INC                COM               685921108     1,644     870,000 SH       Shared-Defined  1,2     870,000
PERU COPPER INC                COM               715455101     3,617   2,477,750 SH       Shared-Defined  1,2   2,477,750
PETROLEUM GEO SVCS ASA NEW     SPONSORED ADR     716599105     5,389     169,362 SH       Shared-Defined  1,2     169,362
PLACER DOME INC                COM               725906101     6,383     372,210 SH       Shared-Defined  1,2     372,210
QUEENSTAKE RES LTD YUKON       COM               748314101       990   4,500,000 SH       Shared-Defined  1,2   4,500,000
RIO NARCEA GOLD MINES INC      COM               766909105     1,156     829,300 SH       Shared-Defined  1,2     829,300
SILVER WHEATON CORP            COM               828336107       811     185,700 SH       Shared-Defined  1,2     185,700
TEMPLETON RUS AND EAST EUR F   COM               88022F105     3,401      60,400 SH       Shared-Defined  1,2      60,400
TESCO CORP                     COM               88157K101     6,403     408,150 SH       Shared-Defined  1,2     408,150
WASHINGTON GROUP INTL INC      COM NEW           938862208    21,319     395,600 SH       Shared-Defined  1,2     395,600
WESTAIM CORP                   COM               956909105    10,310   3,050,653 SH       Shared-Defined  1,2   3,050,653
WESTERN SILVER CORP            COM               959531104     2,883     342,600 SH       Shared-Defined  1,2     342,600
PERU COPPER INC                *W EXP 03/18/200  715455119       166   1,287,025 SH       Shared-Defined  1,2   1,287,025
AGNICO EAGLE MINES LTD         *W EXP 11/07/200  008474132        27      12,500 SH       Shared-Defined  1,2      12,500
GOLDCORP INC NEW               *W EXP 05/30/200  380956144    10,842   3,000,000 SH       Shared-Defined  1,2   3,000,000
YAMANA GOLD INC                COM               98462Y100    10,305   2,366,700 SH       Shared-Defined  1,2   2,366,700

03784.0001 #617286